Income tax benefit (Tables)	12 Months Ended
Jun. 30, 2023
Income tax benefit
Schedule of income tax benefit

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Current tax expense	$—	$—
Deferred tax expense
Decrease/(increase) in deferred tax assets	176	(91)
(Decrease)/increase in deferred tax liabilities	(554)	(527)
	(378)	(618)
Income tax (expense) / benefit	$378	$618

Schedule of reconciliation of income tax benefit

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Loss before income tax:	$(15,595)	$(6,811)
Income tax benefit calculated at 25%	(3,899)	(1,703)
Add: Non-deductible expenses	1,401	60
Add: Tax losses not recognised	1,907	781
Add: Accounting expenditure subject to R&D	374	432
Less: R&D tax recovery	(163)	(188)
Income tax benefit	$(378)	$(618)

Schedule of Current & deferred tax liabilities/assets

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Current tax assets
R&D tax incentive receivable	$638	$714
	638	714
Deferred tax assets	419	618
Deferred tax liabilities	(419)	(618)
Net deferred tax (liability)/asset	$—	$—

Schedule of movement in deferred tax balance movement

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement	(charged)/credited	As of June 30,
	2022	profit or loss	in equity	to comprehensive loss	2023

	(In thousands of US Dollars)
Derivative financial instruments	$8	$(8)	$—	$—	$—
Contract liabilities	26	(24)	—	(1)	1
Lease liabilities	23	(9)	—	(1)	13
Share of loss of equity-accounted investee	2	13	—	—	15
Unused tax losses carryforwards	466	(58)	—	(18)	390
Provisions and accruals	93	(90)	—	(3)	—
Deferred tax assets	$618	$(176)	$—	$(23)	$419

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement	(charged)/credited	As of June 30,
	2022	profit or loss	in equity	to comprehensive loss	2023

	(In thousands of US Dollars)
Borrowings – convertible notes	$(585)	$551	$(378)	$22	$(390)
Property, plant and equipment	(5)	(3)	—	—	(8)
Right of use asset	(20)	10	—	—	(10)
Prepaid expenses	(8)	(4)	—	1	(11)
	$(618)	$554	$(378)	$23	$(419)

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement in	(charged)/credited	As of June 30,
	2021	profit or loss	equity	to comprehensive loss	2022

	(In thousands of US Dollars)
Derivative financial instruments	$8	$1	$—	$(1)	$8
Deferred income	259	(223)	—	(10)	26
Lease liabilities	35	(9)	—	(2)	23
Share of loss of equity-accounted investee	—	3	—	(1)	2
Unused tax losses carryforwards	220	278	—	(32)	466
Provisions and accruals	59	41	—	(7)	93
Deferred tax assets	$581	$91	$—	$(53)	$618

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement in	(charged)/credited	As of June 30,
	2021	profit or loss	equity	to comprehensive loss	2022

	(In thousands of US Dollars)
Borrowings – convertible notes	$(544)	$527	$(618)	$50	$(585)
Property, plant and equipment	(4)	(1)	—	—	(5)
Right of use asset	(32)	8	—	4	(20)
Prepaid expenses	(1)	(7)	—	—	(8)
	$(581)	$527	$(618)	$54	$(618)